Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 9,200,867.7	$ 133,037.4	₨ 7,827,363.5
Gross Assets	132,524.1	1,916.2	50,836.3
Gross Liabilities	128,449.0	1,857.3	56,124.7
Net Fair Value	4,075.1	58.9	(5,288.4)
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	3,159,867.1	45,689.2	3,084,700.1
Gross Assets	27,932.0		10,618.3
Gross Liabilities	27,102.8		9,520.9
Net Fair Value	829.2	12.0	1,097.4
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	0.0	0.0	2,073.1
Gross Assets	0.0		2.5
Gross Liabilities	0.0		2.6
Net Fair Value	0.0	0.0	(0.1)
Currency options
Derivatives, Fair Value [Line Items]
Notional	282,096.9	4,078.9	234,613.3
Gross Assets	2,326.1		1,863.1
Gross Liabilities	2,617.2		2,361.6
Net Fair Value	(291.1)	(4.2)	(498.5)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	197,044.2	2,849.1	161,301.3
Gross Assets	5,841.0		4,929.0
Gross Liabilities	4,070.7		4,882.5
Net Fair Value	1,770.3	25.6	46.5
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	5,561,859.5	80,420.2	4,344,675.7
Gross Assets	96,425.0		33,423.4
Gross Liabilities	94,658.3		39,357.1
Net Fair Value	₨ 1,766.7	$ 25.5	₨ (5,933.7)